Property and Equipment, Net and Right-of-Use Assets, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net and Right-of-Use Assets, Net [Abstract]
Property and equipment, net and right-of-use assets, net

Note 10. Property and equipment, net and right-of-use assets, net

The balances of the fixed and right-of-use assets are presented as follows:

	December 31, 2025
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Work in Progress	Leasehold Improvements	Right- of-Use Asset	Total
Cost:
At January 1	108	898	5,251	386	47	320	4,437	11,447
Additions	47	240	690	22	-	59	1,343	2,401
Disposals	-	(109)	(567)	(13)	(47)	(7)	(682)	(1,425)
At December 31	155	1,029	5,374	395	-	372	5,098	12,423
Accumulated depreciation:
At January 1	(30)	(321)	(1,827)	(91)	-	(262)	(2,646)	(5,177)
Depreciation expense	(53)	(88)	(1,099)	(40)	-	(64)	(857)	(2,201)
Disposals	-	71	330	3	-	4	400	808
At December 31	(83)	(338)	(2,596)	(128)	-	(322)	(3,103)	(6,570)
Net amount	72	691	2,778	267	-	50	1,995	5,853
Depreciation period (in years)	3	10	5	10

	December 31, 2024
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Work in Progress	Leasehold Improvements	Right- of-Use Asset	Total
Cost:
At January 1	108	809	3,826	229	47	320	3,190	8,529
Additions	-	100	1,572	157	-	-	1,247	3,076
Disposals	-	(11)	(147)	-	-	-	-	(158)
At December 31	108	898	5,251	386	47	320	4,437	11,447
Accumulated depreciation:
At January 1	(19)	(241)	(895)	(57)	-	(137)	(1,755)	(3,104)
Depreciation expense	(11)	(87)	(1,027)	(34)	-	(125)	(891)	(2,175)
Disposals	-	7	95	-	-	-	-	102
At December 31	(30)	(321)	(1,827)	(91)	-	(262)	(2,646)	(5,177)
Net amount	78	577	3,424	295	47	58	1,791	6,270
Depreciation period (in years)	3	10	5	10

Right-of-use asset and lease liabilities

The Group leases commercial office space under rental agreements with terms that range between two and five years. Rental payments are generally fixed over the non-cancellable term of the lease and indexed to local inflation. The discount rate applied to lease agreements ranges from 10.5%—20% per annum for assets held, which represents the estimated incremental borrowing rate for the Company at the date of lease inception.

The Company applied judgment to determine the lease term of some contracts, considering the provisions of Brazilian Law No. 8,245 (tenant law), which grants the lessee the right to contract renewals when certain conditions are met, as well as past practices regarding the success of the Company in the renewal of their contracts. The assessment of whether the Company is reasonably certain to exercise these options has an impact on the lease term, which significantly affects the value of lease liabilities and right-of-use assets recognized.

The following tables show the changes in the right-of-use asset and lease liabilities:

Right-of-use asset:
Balance as of January 31, 2024	1,435
Additions	1,247
Amortization	(891)
Disposals	-
Balance as of December 31, 2024	1,791
Additions	1,343
Amortization	(857)
Disposals	(282)
Balance as of December 31, 2025	1,995
Lease liabilities:
Balance as of January 31, 2024	1,519
Interest accrued	227
Additions	1,242
Consideration paid	(1,101)
Remeasurement	4
Balance as of December 31, 2024	1,891
Interest accrued	303
Additions	1,322
Consideration paid	(1,052)
Disposals	(297)
Cancellations	(32)
Remeasurement	22
Balance as of December 31, 2025	2,157

The following provides information regarding the timing of future contractual lease payments at December 31, 2025, and 2024:

	2025	2024
Amounts payable under leases:
Up to 1 year	1,236	959
From 2 to 3 years	1,338	1,234
Less: Interest to be appropriated	(417)	(302)
Present value of lease liabilities	2,157	1,891